DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Revenue Recognition [Abstract]
DEFERRED REVENUE

The Company has signed several contracts with customers for either the distribution or redemption of coupons. The payments are not taken into revenue until either the coupon is distributed to a patient or the coupon has been redeemed depending on the specific contract. The distributions and redemptions are tracked by the Company’s administrative tool. Additionally, customer setup contracts that have been paid in full are deferred until the Company has completed the obligations of the contacts. Deferred revenue was $168,714 and $4,252 as of March 31, 2014 and December 31, 2013, respectively.

The Company has signed several contracts with customers for either the distribution or redemption of coupons. The payments are not taken into revenue until either the coupon is distributed to a patient or the coupon has been redeemed depending on the specific contract. The distributions and redemptions are tracked by the Company’s administrative tool. Additionally, customer setup contracts that have been paid in full are deferred until the Company has completed the obligations of the contacts. Deferred revenue was $4,252 and $49,252 as of December 31, 2013 and 2012, respectively.